Organization and Business	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements Abstract
Organization and Business

1. Organization and Business

Organization

Zentalis Pharmaceuticals, LLC (“Zentalis”, “We” or the “Company”) is a clinical-stage pharmaceutical company focused on discovering and developing clinically differentiated, novel small molecule therapeutics targeting fundamental biological pathways of cancer. The Company was formed and incorporated in the state of Delaware as Zeno Pharmaceuticals, Inc. on December 23, 2014. Effective November 21, 2017, Zeno Pharma, LLC was formed by the shareholders of Zeno Pharmaceuticals, Inc. On December 21, 2017, Zeno Pharmaceuticals, Inc. became a wholly owned subsidiary of Zeno Pharma, LLC. In connection with this restructuring, the rights and preferences of the Preferred Stock of Zeno Pharmaceuticals, Inc. were exchanged for preferred units with similar rights and preferences of Zeno Pharma, LLC. As part of the restructuring, the employees, consultants and board members of Zeno Pharmaceuticals, Inc. exchanged their equity grants in Zeno Pharmaceuticals, Inc. stock for Class B common incentive units in Zeno Pharma, LLC. Additionally, existing common stockholders of Zeno Pharmaceuticals, Inc. exchanged their common stock for Class A common units in Zeno Pharma, LLC. All exchanges were made on a one-for-one basis. The restructuring was accounted for as a common control transaction. In December 2019, the Company was renamed to Zentalis Pharmaceuticals, LLC.

Zentalis Pharmaceuticals, LLC is a Delaware limited liability company. The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions. To date, all of the Company’s revenue has been generated in the United States. All of the Company’s tangible assets are held in the United States.

Immediately prior to the effectiveness of the registration statement pertaining to the Company’s initial public offering (“IPO”) on April 2, 2020, the Company converted from a Delaware limited liability company into a Delaware corporation, and changed its name to Zentalis Pharmaceuticals, Inc. Pursuant to the statutory corporate conversion, all of the outstanding units of Zentalis Pharmaceuticals, LLC converted into shares of common stock of Zentalis Pharmaceuticals, Inc. based upon the value of Zentalis Pharmaceuticals, Inc. at the time of the IPO with a value implied by the price of the shares of common stock sold in the IPO. Based on the IPO price of $18.00 per share, the outstanding units converted into 25,288,854 shares of common stock (including 1,160,277 shares of restricted common stock).

On April 7, 2020, the Company completed the IPO in which the Company issued and sold 10,557,000 shares of common stock (including 1,377,000 shares of common stock in connection with the full exercise of the underwriters’ option to purchase additional shares) at a public offering price of $18.00 per share. The Company’s aggregate gross proceeds from the sale of shares in the IPO, including the sale of shares pursuant to the full exercise of the underwriters’ option to purchase additional shares, was $190.0 million before fees and expenses of $17.6 million.

Liquidity

Substantial doubt about an entity’s ability to continue as a going concern exists when relevant conditions and events, considered in the aggregate, indicate that it is probable that the entity will be unable to meet its obligations as they become due within one year from the financial statement issuance date. The Company determined that there are no conditions or events that raise substantial doubt about its ability to continue as a going concern within one year after the date that the interim unaudited condensed consolidated financial statements for the quarter ended March 31, 2020 are issued.

1. Organization and Business

Organization

Zentalis Pharmaceuticals, LLC (“Zentalis”, “We” or “the Company”) is a clinical-stage pharmaceutical company focused on discovering and developing clinically differentiated, novel small molecule therapeutics targeting fundamental biological pathways of cancer. The Company was formed and incorporated in the state of Delaware as Zeno Pharmaceuticals, Inc. on December 23, 2014. Effective November 21, 2017, Zeno Pharma, LLC was formed by the shareholders of Zeno Pharmaceuticals, Inc. On December 21, 2017, Zeno Pharmaceuticals, Inc. became a wholly owned subsidiary of Zeno Pharma, LLC. In connection with this restructuring, the rights and preferences of the Preferred Stock of Zeno Pharmaceuticals, Inc. were exchanged for preferred units with similar rights and preferences of Zeno Pharma, LLC. As part of the restructuring, the employees, consultants and board members of Zeno Pharmaceuticals, Inc. exchanged their equity grants in Zeno Pharmaceuticals, Inc. stock in exchange for Class B common incentive units in Zeno, LLC. Additionally, existing common stockholders of Zeno Pharmaceuticals, Inc. exchanged their common stock for Class A common units in Zeno Pharma, LLC. All exchanges were made on a one-for-one basis. The restructuring was accounted for as a common control transaction. In December 2019, the Company was renamed to Zentalis Pharmaceuticals, LLC. See Members’ Equity note 9 for additional information.

Zentalis Pharmaceuticals, LLC is a is a Delaware limited liability company. The Company manages its operations as a single segment for the purposes of assessing performance and making operating decisions. To date, all of the Company’s revenue has been generated in the United States. All of the Company’s tangible assets are held in the United States.

Liquidity

The accompanying financial statements have been prepared assuming that we will continue as a going concern. Management evaluates whether there are relevant conditions and events that in aggregate raise substantial doubt about our ability to continue as a going concern and to meet our obligations as they become due within one year from the date the financial statements are issued.

We are subject to risk and uncertainties common to early-stage biotechnology companies including, but not limited to significant competition from therapies in development by other companies or already approved for sale by the U.S. Food and Drug Administration, protection of intellectual property, dependence on key personnel and compliance with government regulations.

Management has prepared cash flow forecasts which indicate that there is not substantial doubt about our ability to continue as a going concern for the twelve months after the date the financial statements for the year ended December 31, 2019 are issued. We expect to incur substantial operating losses to continue development of drug candidates, including preclinical and clinical testing and regulatory approval prior to commercialization. Even if our drug development efforts are successful, it is uncertain when, if ever, we will realize significant revenue from product sales.